Leases - Summary of Roll-forward of Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Leases [Abstract]
Beginning balance	€ 558	€ 613
Increases	25	22
Payments	(105)	(104)
Interest expense	36	38	€ 41
Lease incentives received	0	2	2
Exchange differences	23	(13)
Ending balance	537	558	613
Interest paid on lease liabilities	36	38	53
Payments of lease liabilities, classified as financing activities	€ 69	€ 66	€ 43